Organization (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 27, 2006
Organization [Line Items]
General Units of the Fund (in units)	28.86	29.96
Number of shares purchased from fund by authorized participants in specified quantity	50,000
Greenhaven Continuous Commodity Index Master Fund
Organization [Line Items]
General Units of the Fund (in units)	28.86	29.96	50
Capital contribution in exchange for General Units issued			$ 1,500
Number of shares purchased from fund by authorized participants in specified quantity	50,000